SCHEDULE OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
- Local			$ 3,789,274	$ 2,369,812	$ (4,193,024)	$ (11,720,751)
- Foreign			2,716,871	3,736,942	(5,963,734)	(6,352,852)
Loss before income taxes			6,506,145	6,106,754
Loss before income taxes	$ (5,214,186)	$ (1,328,770)	$ (6,506,145)	$ (6,106,754)	$ (10,156,758)	$ (18,073,603)